BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
May 31, 2021
Security
Shares
Shares Value
Common Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 7,229
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 265,308
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
........ 3,981 53,545
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 118,470
Marine — 0.0%
Projector SA
(a)(b)
..................... 42,521 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)(c)
.... 480,539 1,148,488
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(a)(c)
........... 7,912 229,527
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 1,811,376
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 7,944
Total Common Stocks — 0.1%
(Cost: $14,731,144) ............................... 3,641,887
Par (000)
Par (000)
Corporate Bonds — 0.9%
Airlines — 0.4%
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................. USD 2,017 2,533,211
5.50%, 04/20/26 .................. 3,627 3,817,417
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 5,844 6,480,959
12,831,587
Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
1,909 1,914,154
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 168 186,060
Distributors — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26
(d)
... 2,697 2,643,060
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.10%, 10/10/19
(a)(b)(e)(f)
............. 8,430 —
Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(f)
.................... 1,592 1,585,387
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(h)
................... 1,167 1,173,124
2,758,511
Machinery — 0.1%
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(h)
......... 3,700 4,014,501
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,674,020
Software — 0.0%
Solera LLC, 10.50%, 03/01/24
(d)
......... 1,627 1,670,929
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
eG Global Finance plc, 8.50%, 10/30/25
(d)
... USD 838 $ 884,581
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(f)(h)
.......... 1,006 988,640
Total Corporate Bonds — 0.9%
(Cost: $27,940,980) ............................... 30,566,043
Floating Rate Loan Interests — 95.1%
Aerospace & Defense — 2.2%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
( i )
..................... 31,784 31,744,649
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
( i )
..................... 6,465 6,456,539
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 10/30/26 ..... 2,704 2,697,925
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. 10,209 9,881,329
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. 5,488 5,312,543
Lonza Group AG, Term Loan B, 04/28/28
( i )
... 4,708 4,702,115
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 4,025 4,036,383
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 12/09/25 ...... 13,559 13,370,046
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 1,806 1,783,468
79,984,997
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(f)
................. 2,422 2,412,917
Airlines — 1.8%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.50%
,
 04/20/28 . 8,618 8,876,540
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 01/29/27 . 1,004 932,146
American Airlines, Inc., Term Loan B
( i )
:
 04/28/23 ....................... 11,281 10,906,978
 12/15/23 ....................... 13,393 12,942,339
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 2,536 2,591,147
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 9,663 9,376,043
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 20,116 20,292,015
65,917,208
Auto Components — 1.8%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.59%
,
 04/10/28 ...... 3,892 3,895,658
Clarios Global LP, 1st Lien Term Loan:
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ................ EUR 1,934 2,343,924
 04/30/26
( i )
...................... USD 35,423 35,235,245
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28
(b)
..... 9,479 9,479,000
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
( i )
....................... 13,372 13,222,171
64,175,998

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.5%
(f)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38 ...... USD 17,541 $ 17,518,817
Ingersoll Rand Inc., Term Loan B, 05/12/28
( i )
.. 1,977 1,978,858
19,497,675
Building Products — 1.5%
(f)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 638 637,795
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 1,935 1,934,767
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 18,728 18,682,826
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 7,463 7,445,070
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 4.25%),
4.25%
,
 04/12/28 .................. EUR 2,000 2,422,242
MI Windows & Doors LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/18/27 . USD 1,713 1,715,927
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 21,066 21,032,271
53,870,898
Capital Markets — 2.2%
(f)
Azalea TopCo , Inc., 1st Lien Term Loan:
(LIBOR USD 3 Month + 3.50%), 3.59% -
3.69%, 07/24/26 ................ 11,129 11,059,221
 07/24/26
( i )
...................... 3,338 3,336,399
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 2.59%
,
 06/27/25 ........... 2,227 2,221,413
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24
(b)
.... 3,569 3,559,770
ION Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.95%
,
 04/01/28 . 3,428 3,435,953
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26 ..... 3,597 3,577,760
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
( i )
....................... 6,261 5,548,476
Zayo Group Holdings, Inc., Term Loan,
03/09/27
( i )
....................... 49,147 48,755,207
81,494,199
Chemicals — 3.0%
(f)
Allnex & Cy SCA, Term Loan B1, (EURIBOR 1
Month + 3.25%), 3.25%
,
 09/13/23 ...... EUR 1,934 2,344,017
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ USD 14,911 14,841,067
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 2,620 2,624,926
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 10,548 10,694,260
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.95%
,
 06/01/24 ............ 5,561 5,530,476
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 2,618 2,604,910
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24
(b)
................. 211 208,973
Security
Par (000)
Par (000) Value
Chemicals (continued)
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 . USD 2,649 $ 2,628,336
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.84%
,
 03/30/26 . 1,773 1,768,204
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 .................. 5,653 5,645,452
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. 5,366 5,331,446
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 01/01/38 .................. 9,197 9,118,974
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 05/15/24
( i )
........... 13,067 12,980,191
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 10/01/25 ..... 1,048 1,038,412
Oxea Holding Vier GmbH, Term Loan B2,
10/14/24
( i )
....................... 4,457 4,432,723
PQ Corp., Term Loan B, (LIBOR USD 1 Month
+ 2.75%), 0.00%
,
 06/09/28
(b)
.......... 8,446 8,446,000
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 6,369 6,324,417
Sparta US HoldCo LLC, Term Loan, 04/28/28
( i )
5,847 5,850,684
WR Grace & Co., Term Loan B, 03/30/28
(b)( i )
.. 4,595 4,583,512
106,996,980
Commercial Services & Supplies — 3.6%
(f)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 05/12/28 .................. 20,816 20,860,590
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/06/28 .................. 5,006 4,979,919
Asplundh Tree Expert LLC, Term Loan,
09/07/27
( i )
....................... 8,782 8,758,211
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 27,552 26,922,499
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.15% - 3.19%
,
 09/06/24 . 9,987 9,941,890
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 ..... 2,140 2,120,370
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 . 872 873,096
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23 .................. 1,820 1,610,341
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(b)
................. 3,501 3,421,863
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 4,281 4,278,438
Tempo Acquisition LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.84%, 05/01/24 ................ 3,917 3,909,614
 11/02/26
( i )
...................... 36,320 36,373,168
Trugreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 5,322 5,330,549
129,380,548

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Construction & Engineering — 1.3%
(f)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.10%
,
 01/21/28 ............ USD 7,869 $ 7,850,493
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 05/23/25 ..... 21,919 21,870,974
SRS Distribution, Inc., Term Loan B, 05/19/28
( i )
17,967 17,922,083
47,643,550
Construction Materials — 0.9%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 10,716 10,638,807
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 7,727 7,709,956
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 4,190 4,187,960
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 6,374 6,332,426
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 2 Month + 3.00%),
3.19%
,
 05/29/26
(b)
................. 3,995 3,974,886
32,844,035
Containers & Packaging — 2.1%
(f)
BWay Holding Co., Term Loan, (LIBOR USD 2
Month + 3.25%), 3.39%
,
 04/03/24 ...... 16,482 16,059,551
Charter Nex Films, Inc., 1st Lien Term Loan,
12/01/27
( i )
....................... 26,901 26,993,714
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 9,885 9,827,202
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26 .................. 5,625 5,608,575
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 02/05/23 . 8,005 7,984,218
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 02/05/26 . 5,411 5,363,113
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 07/31/26 . 3,263 3,254,866
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 2,854 2,853,847
77,945,086
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(f)( i )
...................... 1,965 1,969,509
Diversified Consumer Services — 2.5%
(f)
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,120 5,099,865
Frontdoor , Inc., Term Loan B, 05/19/28
( i )
.... 3,721 3,721,000
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 17,609 17,234,443
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 8,310 8,862,616
Research Now Group, Inc., 1st Lien Term Loan,
12/20/24
( i )
....................... 9,276 9,175,884
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.70%
,
 08/04/25 .................. 5,311 4,992,739
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 10,965 11,029,315
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... USD 30,397 $ 30,579,745
90,695,607
Diversified Financial Services — 7.6%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. 11,877 11,897,774
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(b)
5,483 5,469,771
AqGen Ascensus , Inc., 2nd Lien Term Loan,
05/18/29
(b)( i )
...................... 6,964 6,894,360
AqGen Ascensus , Inc., Term Loan, 05/19/28
( i )
. 13,872 13,794,039
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 5,164 5,128,163
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 14,674 14,627,842
Connect Finco SARL, Term Loan, 12/11/26
( i )
.. 31,615 31,630,367
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 28,744 28,866,837
Deerfield Dakota Holding LLC., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(b)
................. 7,790 7,965,275
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
( i )
............ 8,781 8,763,789
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. 9,599 9,417,920
LBM Acquisition LLC, 1st Lien Delayed Draw
Term Loan, 12/17/27
( i )
............... 666 664,176
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 2,995 2,988,793
Lealand Finance Co. BV, Term Loan, 06/28/24
(b)
( i )
............................. 178 115,648
Lealand Finance Co. BV, Term Loan, 06/30/25
( i )
1,249 545,904
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 11/02/27 .. 3,939 3,947,526
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
( i )
....................... 28,457 28,471,314
Proofpoint Project Pudding, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 0.00%),
0.00%
,
 06/08/29 .................. 3,665 3,646,675
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29 . 2,585 2,662,691
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
( i )
.................. 423 422,370
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 2,192 2,190,835
RV Retailer LLC, Term Loan, (LIBOR USD 3
Month + 4.00%), 4.75%
,
 02/08/28
(b)
..... 4,774 4,779,968
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.59% -
2.61%
,
 01/23/25 .................. 8,894 8,599,166
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 07/30/25 .................. 12,030 11,608,854
Travelport Finance SARL, Term Loan:
(LIBOR USD 3 Month + 8.00%),
9.00%, 02/28/25 ................ 4,653 4,756,269
(LIBOR USD 1 Month + 0.00%),
5.20%, 05/30/26 ................ 3,725 3,301,622

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
UPC Financing Partnership, Facility Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.10%
,
 01/31/29 .................. USD 2,739 $ 2,723,936
USIC Holdings, Inc., 1st Lien Term Loan,
05/12/28
( i )
....................... 8,803 8,780,638
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 . 5,086 5,035,137
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... 20,181 20,067,449
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 4,353 4,357,957
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/30/28 .................. 9,309 9,218,517
273,341,582
Diversified Telecommunication Services — 2.0%
(f)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ................ 4,237 4,171,120
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ................ 8,995 8,852,395
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 8,457 8,442,505
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 1,966 1,968,086
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 3,001 3,001,502
eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
3.25%
,
 05/15/26 .................. EUR 1,222 1,489,530
Frontier Communications Holdings LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 .................. USD 8,522 8,507,159
GCI Holdings LLC, Term Loan B, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 10/15/25 ..... 4,088 4,090,172
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 7,966 7,983,475
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 7,660 7,650,252
Numericable US LLC, Term Loan B, 01/31/26
( i )
4,428 4,398,895
TDC A/S, Facility Term Loan B3, (EURIBOR 6
Month + 3.00%), 3.00%
,
 06/04/25 ...... EUR 2,458 2,983,779
Virgin Media Bristol LLC, Facility Term Loan Q,
01/31/29
( i )
....................... USD 6,333 6,327,744
Vocus Group Ltd., Term Loan, (LIBOR USD 1
Month + 3.75%), 0.00%
,
 05/26/28
(b)
..... 3,846 3,826,770
73,693,384
Electric Utilities — 0.1%
(f)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 3,138 3,104,582
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 1,554 1,494,421
4,599,003
Electrical Equipment — 0.1%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25
(f)
. 2,820 2,819,876
Security
Par (000)
Par (000) Value
Entertainment — 1.4%
(f)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. USD 9,651 $ 9,518,108
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 10,075 9,830,201
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 12,787 12,731,760
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 312 308,796
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.85%
,
 05/18/25 ...... 16,669 16,227,093
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.22%
,
 01/20/28 . 2,782 2,764,477
51,380,435
Equity Real Estate Investment Trusts (REITs) — 0.2%
(f)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/21/25 .................. 3,407 3,365,485
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 05/11/24 .. 2,422 2,392,577
5,758,062
Food & Staples Retailing — 1.0%
(f)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.78%
,
 05/23/25 ..... 4,522 4,495,260
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 05/23/25 . 11,496 11,477,646
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.84%
,
 06/27/23 ...... 11,080 10,975,496
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 09/13/26 ...... 7,874 7,743,619
34,692,021
Food Products — 3.6%
(f)
1011778 BC Unlimited Liability Co., Term Loan
B4, 11/19/26
( i )
.................... 9,984 9,824,876
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
( i )
............... 9,469 9,448,759
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/11/25 .................. 4,485 4,426,495
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... 1,359 1,357,638
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 17,529 17,577,273
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 39,801 39,238,547
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.84%
,
 01/31/28
(b)
................. 897 905,970
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 2,793 2,782,305
JBS SA, Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 05/01/26 ............ 1,175 1,172,023
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 05/15/24 .................. 4,987 4,943,872
Shearer's Foods LLC, 1st Lien Term Loan,
09/23/27
( i )
....................... 1,803 1,803,261

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
( i )
....................... USD 29,846 $ 29,808,692
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 6,143 6,136,217
129,425,928
Health Care Equipment & Supplies — 0.7%
(f)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 3,502 3,502,000
Ortho-Clinical Diagnostics, Inc., Term Loan:
 06/30/25
( i )
...................... 10,903 10,903,394
(EURIBOR 3 Month + 3.50%),
3.50%, 06/30/25 ................ EUR 2,970 3,618,543
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. USD 6,231 6,199,845
24,223,782
Health Care Providers & Services — 2.7%
(f)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 3,735 3,737,886
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 06/07/23
( i )
.................. 19,591 19,566,453
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/10/25 . 11,960 10,184,328
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/18/27 .................. 8,732 8,646,786
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
( i )
....................... 4,133 3,937,131
HomeVi , Facility Term Loan B1, (EURIBOR 3
Month + 3.25%), 3.25%
,
 10/31/26 ...... EUR 2,000 2,425,681
MPH Acquisition Holdings LLC, Term Loan,
06/07/23
( i )
....................... USD 1,817 1,813,993
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 08/06/26 . 27,581 27,598,851
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 3,185 3,183,929
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(b)
................. 5,232 5,244,967
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 4,976 4,997,450
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 7,742 7,759,871
99,097,326
Health Care Technology — 0.7%
(f)
athenahealth , Inc., 1st Lien Term Loan B1,
(LIBOR USD 3 Month + 4.25%), 4.35% -
4.41%
,
 02/11/26 .................. 1,480 1,484,070
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 .................. 7,851 7,844,175
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(b)
................. 2,893 2,921,930
Verscend Holding Corp., Term Loan B1,
08/27/25
( i )
....................... 12,342 12,344,717
24,594,892
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 4.4%
(f)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. USD 4,680 $ 4,554,067
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 3,930 3,935,213
Boyd Gaming Corp., Term Loan B, (LIBOR USD
1 Week + 2.25%), 2.31%
,
 09/15/23 ...... 3,227 3,221,419
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. 16,316 16,178,779
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/21/25 .................. 11,172 11,202,338
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 03/17/28
(b)
3,815 3,781,619
CityCenter Holdings LLC, Term Loan B,
04/18/24
( i )
....................... 1,819 1,804,199
Dorna Sports SL, Facility Term Loan
B2, (EURIBOR 6 Month + 3.25%),
3.25%
,
 05/03/24 .................. EUR 1,913 2,311,196
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 . USD 3,829 3,840,699
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23 .................. 4,184 4,174,558
Gateway Casinos & Entertainment Ltd., Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.50%
,
 12/01/23 .................. 671 663,286
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 740 820,933
Golden Nugget, Inc., Term Loan B, 10/04/23
( i )
. 7,098 7,039,038
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(b)
................. 2,183 2,204,860
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 16,533 16,520,827
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 23,129 23,018,299
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 13,891 13,814,599
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 1,491 1,426,851
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 5,319 5,263,559
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 2,279,225
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. USD 6,222 6,155,662
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.85%
,
 07/31/26 ...... 11,154 11,099,764
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 05/30/25 .................. 1,877 1,861,437
Zaxby's Operating Co. LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. 10,017 10,019,103
Zaxby's Operating Co. LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. 516 520,840
157,712,370

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Household Durables — 0.7%
(f)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.75%
,
 05/17/28 . USD 17,661 $ 17,588,414
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,516 4,396,542
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 .................. 3,825 3,830,194
25,815,150
Household Products — 0.1%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(b)(f)
2,413 2,397,919
Independent Power and Renewable Electricity Producers
— 0.5%
(f)
Calpine Corp., Term Loan:
(LIBOR USD 1 Month + 2.00%),
2.10%, 04/05/26 ................ 4,707 4,651,430
(LIBOR USD 1 Month + 2.00%),
2.09%, 08/12/26 ................ 4,122 4,067,226
ExGen Renewables IV LLC, Term Loan,
12/15/27
( i )
....................... 8,889 8,894,853
17,613,509
Industrial Conglomerates — 0.4%
(f)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25 ..... 11,631 11,506,375
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 2,389 2,390,898
13,897,273
Insurance — 4.1%
(f)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.34%, 05/09/25 ................ 25,125 24,892,522
 11/05/27
( i )
...................... 7,447 7,452,585
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 8,955 8,909,757
AssuredPartners , Inc., Term Loan:
 02/12/27
( i )
...................... 8,912 8,847,527
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 3,513 3,515,267
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 9,350 9,447,352
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 11/03/23 ....... 4,364 4,352,058
Asurion LLC, Term Loan B8, 12/23/26
( i )
..... 15,690 15,606,889
HUB International Ltd., Term Loan, (LIBOR
USD 2 Month + 2.75%), 2.93%
,
 04/25/25 . 19,163 18,969,723
HUB International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 3,255 3,256,437
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 5,657 5,653,068
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ 12,492 12,344,274
 09/03/26
( i )
...................... 3,765 3,749,780
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 3,523 3,525,595
USI, Inc., Term Loan:
 05/16/24
( i )
...................... 16,991 16,847,420
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 3 Month + 3.25%),
3.45%, 12/02/26 ................ USD 900 $ 891,934
148,262,188
Interactive Media & Services — 3.3%
(f)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 5,494 5,514,411
Adevinta ASA, Facility Term Loan B2, 11/05/27
( i )
12,936 12,944,457
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 8,804 8,777,171
Camelot US Acquisition 1 Co., Term Loan:
(LIBOR USD 1 Month + 3.00%),
3.09%, 10/30/26 ................ 22,954 22,873,685
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ................ 29,799 29,823,793
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 9,521 9,496,944
Grab Holdings, Inc., Term Loan, 01/29/26
( i )
... 31,075 31,541,212
120,971,673
Internet & Direct Marketing Retail — 0.5%
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(f)( i )
...................... 17,169 17,190,461
IT Services — 4.4%
(f)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
( i )
....................... 5,886 5,876,790
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 2,748 2,767,621
CCC Information Services, Inc., 1st Lien Term
Loan, 04/29/24
( i )
.................. 6,471 6,470,476
Celestial-Saturn Parent, Inc., Term Loan,
04/13/29
(b)( i )
...................... 4,743 4,766,715
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 7,322 7,516,033
Epicor Software Corp., Term Loan C, 07/30/27
( i )
3,793 3,788,744
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 08/10/27 .................. 7,041 7,007,002
IG Investments Holdings LLC, Term Loan,
05/23/25
( i )
....................... 9,426 9,430,060
Maximus, Inc., Term Loan B, 05/12/28
(b)( i )
.... 5,640 5,640,000
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.09% -
3.34%
,
 11/29/24 .................. 7,113 7,018,495
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 12/01/25 .................. 3,187 3,180,954
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 9,831 9,857,111
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 .................. 3,080 2,741,313
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 11,621 11,316,132
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 3,403 3,420,487
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.84%
,
 03/03/23 ........... 22,573 22,538,009
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 2,000 2,058,340

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ USD 17,522 $ 17,562,218
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 3,697 3,655,113
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 5,287 5,265,908
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 6,132 6,105,004
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... 3,459 3,473,424
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 5,286 5,260,892
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
4.80%
,
 07/23/25 .................. GBP 2,000 2,797,145
159,513,986
Life Sciences Tools & Services — 1.6%
(f)
Albany Molecular Research, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 08/30/24 .................. USD 1,935 1,936,656
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.00%), 3.00%
,
 11/21/24 .. 968 966,997
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 .. 6,690 6,706,958
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 6,349 6,363,053
eResearchTechnology , Inc., 1st Lien Term
Loan, 02/04/27
( i )
.................. 19,241 19,331,726
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 10/19/27 .................. 3,728 3,735,303
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 17,561 17,523,419
56,564,112
Machinery — 2.5%
(f)
Clark Equipment Co., Term Loan, 05/18/24
( i )
.. 6,671 6,665,997
Columbus McKinnon Corp., Term Loan,
04/07/28
(b)( i )
...................... 2,104 2,106,630
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 9,952 9,915,547
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 7,015 6,949,780
Terex Corp., Term Loan, (LIBOR USD 3 Month
+ 2.00%), 2.75%
,
 01/31/24 ........... 1,949 1,947,045
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 37,081 36,350,876
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 ..... 8,747 8,774,533
Vertiv Group Corp., Term Loan B, 03/02/27
( i )
.. 19,308 19,223,222
91,933,630
Media — 5.0%
Ascend Learning LLC, Term Loan, 07/12/24
(f)( i )
9,482 9,466,276
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25
(f)
................. 15,167 13,354,306
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(j)
................. 4,208 4,888,681
Cable One, Inc., Term Loan B4, 05/03/28
(f)( i )
.. 840 837,690
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/30/25
(f)
................. USD 7,533 $ 7,524,039
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.65% - 3.69%
,
 08/21/26
(f)
............ 37,238 36,021,674
CSC Holdings LLC, Term Loan
(f)
:
(LIBOR USD 1 Month + 2.25%),
2.35%, 07/17/25 ................ 8,202 8,101,911
(LIBOR USD 1 Month + 2.50%),
2.60%, 04/15/27 ................ 12,476 12,391,876
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(f)
................. 4,385 4,376,240
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(f)
. 3,113 3,113,487
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.36%
,
 02/07/24
(f)
. 5,365 5,338,434
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(f)( i )
.................. 538 541,141
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(f)
................. 1,555 1,577,890
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(f)
................. 11,037 10,258,254
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(f)
................. 9,370 9,313,922
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 09/18/26
(f)
................. 2,563 2,554,323
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(f)
. 12,410 12,422,258
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 04/01/28
(f)
................. 1,876 1,866,934
Terrier Media Buyer, Inc., 1st Lien Term Loan B,
12/17/26
(f)( i )
...................... 5,713 5,684,463
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(b)(f)
... 16,414 16,331,810
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 01/31/28
(f)
................. 5,254 5,220,957
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(f)
................. 11,158 11,171,600
182,358,166
Metals & Mining — 0.9%
(f)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 .................. 6,463 6,441,197
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 27,063 25,786,094
32,227,291
Oil, Gas & Consumable Fuels — 0.1%
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28
(f)
...... 2,512 2,513,583

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Personal Products — 1.2%
(f)
Organon & Co., 1st Lien Term Loan, 06/02/28
( i )
USD 8,169 $ 8,157,319
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26 .................. 34,708 34,805,042
42,962,361
Pharmaceuticals — 1.9%
(f)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 14,071 13,830,593
Bausch Health Cos., Inc., Term Loan, 06/02/25
( i )
14,052 13,992,179
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 08/01/27 . 7,088 7,038,054
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.06%
,
 11/15/27 .................. 7,289 7,220,146
Jazz Pharmaceuticals plc, Term Loan,
05/05/28
( i )
....................... 13,438 13,493,230
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
( i )
............... 1,252 1,246,864
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 12,413 12,366,929
69,187,995
Professional Services — 2.1%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 14,239 14,179,623
CoreLogic , Inc., 1st Lien Term Loan, 06/02/28
( i )
18,147 18,056,265
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 43,883 43,734,461
75,970,349
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(f)
...... 165 164,015
Road & Rail — 0.7%
Uber Technologies, Inc., Term Loan, 02/25/27
(f)( i )
26,311 26,294,203
Software — 11.7%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(f)( i )
...................... 25,388 25,426,427
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/02/25
(f)
. 14,179 14,100,037
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(f)
. 13,615 13,581,133
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(f)
...... 11,317 11,298,983
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27
(f)
................. 3,021 3,020,554
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 6 Month + 3.75%), 4.50%
,
 12/01/27
(f)
. 22,657 22,685,321
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(f)
. 2,084 2,112,655
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(f)
...... 8,039 7,744,082
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(f)
................. 42,469 42,530,091
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(f)
................. 9,530 9,534,994
Security
Par (000)
Par (000) Value
Software (continued)
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(j)
................. USD 7,971 $ 8,130,420
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 02/25/27
(f)
...... 31,636 31,438,608
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(b)(f)( i )
..................... 11,959 11,839,410
Magenta Buyer LLC, Term Loan, 04/29/28
(f)( i )
. 23,022 23,060,447
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(f)
...... 8,010 8,012,141
MH Sub I LLC, 1st Lien Term Loan
(f)
:
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 31,275 31,123,217
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 12,514 12,548,156
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(f)
. 8,174 8,269,391
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(f)
. 4,800 4,812,000
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(f)
................. 12,083 12,067,565
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.10%
,
 04/26/24
(f)
................. 6,521 6,523,396
RealPage , Inc., 1st Lien Term Loan, 04/24/28
(f)( i )
44,917 44,849,211
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(f)( i )
...................... 24,087 23,820,838
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25
(f)
................. 2,790 2,758,212
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 03/03/28
(f)
................. 8,670 8,773,624
UKG, Inc., 1st Lien Term Loan
(f)
:
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 8,091 8,097,173
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 16,960 16,981,175
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(f)
...... 6,939 7,108,173
422,247,434
Specialty Retail — 2.6%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 3 Month + 4.25%),
4.33%
,
 06/23/25 .................. GBP 2,000 2,827,656
EG Group Ltd., Facility Term Loan:
(LIBOR USD 3 Month + 4.00%),
4.20%, 02/07/25 ................ USD 6,080 6,015,994
 03/31/26
( i )
...................... 5,227 5,207,399
EG Group Ltd., Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 . 2,959 2,928,051
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ............ 15,688 15,713,258
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 9,059 9,039,692
Optiv , Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 14,058 13,796,626
PetSmart LLC, Term Loan, 02/11/28
( i )
...... 37,088 37,199,264
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 1,776 1,776,746
94,504,686

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
(f)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.09%
,
 07/23/26 .................. USD 5,479 $ 5,193,120
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23 . 1,528 1,526,479
6,719,599
Trading Companies & Distributors — 0.6%
(f)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
( i )
....................... 7,527 7,492,688
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(b)
3,785 3,690,146
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 12,435 11,051,209
22,234,043
Wireless Telecommunication Services — 2.0%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
( i )
................. 14,231 13,658,986
Gogo Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 ........... 5,324 5,300,916
MetroNet Systems Holdings LLC, 1st Lien
Delayed Draw Term Loan, 06/02/28
(b)( i )
... 331 331,108
MetroNet Systems Holdings, LLC, 1st Lien
Term Loan, 06/02/28
(b)( i )
............. 2,980 2,979,971
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 32,447 32,478,860
Peraton Corp., 2nd Lien Term Loan B1,
02/01/29
(b)( i )
...................... 9,692 9,837,380
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 04/11/25 .. 6,399 6,353,984
70,941,205
Total Floating Rate Loan Interests — 95.1%
(Cost: $3,421,199,038) ............................ 3,438,652,699
Shares
Shares
Investment Companies — 2.7%
(c)
Invesco Senior Loan ETF .............. 2,945,000 65,379,000
SPDR Bloomberg Barclays High Yield Bond
ETF ........................... 295,000 32,128,450
Total Investment Companies — 2.7%
(Cost: $97,547,841) ............................... 97,507,450
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(k)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. USD 15,011 $ —
Total Other Interests — 0.0%
(Cost: $–) ..................................... —
Shares
Shares
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Verscend Intermediate Holding Corp.
(Preference)
(b)
.................... 1,494 1,534,592
Total Preferred Stocks — 0.0%
(Cost: $1,464,120) ............................... 1,534,592
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(a)
............. 17,095 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
..... 3,901 23,523
Total Warrants — 0.0% .............................. 23,523
Total Long-Term Investments — 98.8%
(Cost: $3,562,883,123) ............................ 3,571,926,194
Short-Term Securities — 9.8%
(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(m)
................... 284,998,797 284,998,797
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 20,064,970 20,064,970
SL Liquidity Series, LLC, Money Market Series,
0.12%
(m)(n)
....................... 48,651,045 48,665,641
Total Short-Term Securities — 9.8%
(Cost: $353,729,408) .............................. 353,729,408
Total Investments — 108.6%
(Cost: $3,916,612,531 ) ............................ 3,925,655,602
Liabilities in Excess of Other Assets — (8.6)% ............. (310,950,051)
Net Assets — 100.0% ............................... $ 3,614,705,551
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
Affiliate of the Fund.
(n)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/21
Shares
Held at
05/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 126,307,725 $ 158,691,072 $ — $ — $ — $ 284,998,797 284,998,797 $ 52,093 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 48,670,521 — (4,880) — 48,665,641 48,651,045 73,481
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 31,183,912 (31,236,809) 52,897 — — — — —
$ 48,017 $ — $ 333,664,438 $ 125,574 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,378,000 USD 2,902,586 Barclays Bank plc 06/16/21 $ (1,955)
USD 23,069,177 EUR 19,322,000 State Street Bank and Trust Co. 06/16/21 (499,362)
USD 5,322,339 GBP 3,809,000 Westpac Banking Corp. 06/16/21 (83,300)
$ (584,617)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 NR USD 114,950 $ 12,299,438 $ 9,648,183 $ 2,651,255
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SPDR Standard & Poor’s Depositary Receipts

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies ............................. $ — $ — $ 7,229 $ 7,229
Construction & Engineering ................................ 265,308 — — 265,308
Energy Equipment & Services .............................. — — 53,545 53,545
Machinery ............................................ — 118,470 — 118,470
Marine .............................................. — — — —
Media ............................................... 1,148,488 — — 1,148,488
Oil, Gas & Consumable Fuels ............................... 229,527 — — 229,527
Professional Services .................................... — 1,811,376 — 1,811,376
Software ............................................. 7,944 — — 7,944
Corporate Bonds:
Airlines .............................................. — 12,831,587 — 12,831,587
Beverages ........................................... — 1,914,154 — 1,914,154
Chemicals ............................................ — 186,060 — 186,060
Distributors ........................................... — 2,643,060 — 2,643,060
Energy Equipment & Services .............................. — — 2,758,511 2,758,511
Machinery ............................................ — 4,014,501 — 4,014,501
Media ............................................... — 2,674,020 — 2,674,020
Software ............................................. — 1,670,929 — 1,670,929
Specialty Retail ........................................ — 884,581 — 884,581
Wireless Telecommunication Services ......................... — 988,640 — 988,640
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 79,984,997 — 79,984,997
Air Freight & Logistics .................................... — 2,412,917 — 2,412,917
Airlines .............................................. — 65,917,208 — 65,917,208
Auto Components ...................................... — 54,696,998 9,479,000 64,175,998
Automobiles .......................................... — 19,497,675 — 19,497,675

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2021
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 53,870,898 $ — $ 53,870,898
Capital Markets ........................................ — 77,934,429 3,559,770 81,494,199
Chemicals ............................................ — 93,758,495 13,238,485 106,996,980
Commercial Services & Supplies ............................. — 125,958,685 3,421,863 129,380,548
Construction & Engineering ................................ — 47,643,550 — 47,643,550
Construction Materials .................................... — 28,869,149 3,974,886 32,844,035
Containers & Packaging .................................. — 77,945,086 — 77,945,086
Distributors ........................................... — 1,969,509 — 1,969,509
Diversified Consumer Services .............................. — 90,695,607 — 90,695,607
Diversified Financial Services ............................... — 248,116,560 25,225,022 273,341,582
Diversified Telecommunication Services ........................ — 69,866,614 3,826,770 73,693,384
Electric Utilities ........................................ — 4,599,003 — 4,599,003
Electrical Equipment ..................................... — 2,819,876 — 2,819,876
Entertainment ......................................... — 51,380,435 — 51,380,435
Equity Real Estate Investment Trusts (REITs) .................... — 5,758,062 — 5,758,062
Food & Staples Retailing .................................. — 34,692,021 — 34,692,021
Food Products ......................................... — 128,519,958 905,970 129,425,928
Health Care Equipment & Supplies ........................... — 24,223,782 — 24,223,782
Health Care Providers & Services ............................ — 93,852,359 5,244,967 99,097,326
Health Care Technology .................................. — 21,672,962 2,921,930 24,594,892
Hotels, Restaurants & Leisure .............................. — 150,904,958 6,807,412 157,712,370
Household Durables ..................................... — 25,815,150 — 25,815,150
Household Products ..................................... — — 2,397,919 2,397,919
Independent Power and Renewable Electricity Producers ............ — 17,613,509 — 17,613,509
Industrial Conglomerates .................................. — 13,897,273 — 13,897,273
Insurance ............................................ — 148,262,188 — 148,262,188
Interactive Media & Services ............................... — 120,971,673 — 120,971,673
Internet & Direct Marketing Retail ............................ — 17,190,461 — 17,190,461
IT Services ........................................... — 149,107,271 10,406,715 159,513,986
Life Sciences Tools & Services .............................. — 56,564,112 — 56,564,112
Machinery ............................................ — 89,827,000 2,106,630 91,933,630
Media ............................................... — 166,026,356 16,331,810 182,358,166
Metals & Mining ........................................ — 32,227,291 — 32,227,291
Oil, Gas & Consumable Fuels ............................... — 2,513,583 — 2,513,583
Personal Products ...................................... — 42,962,361 — 42,962,361
Pharmaceuticals ....................................... — 69,187,995 — 69,187,995
Professional Services .................................... — 75,970,349 — 75,970,349
Real Estate Management & Development ....................... — 164,015 — 164,015
Road & Rail ........................................... — 26,294,203 — 26,294,203
Software ............................................. — 410,408,024 11,839,410 422,247,434
Specialty Retail ........................................ — 94,504,686 — 94,504,686
Technology Hardware, Storage & Peripherals .................... — 6,719,599 — 6,719,599
Trading Companies & Distributors ............................ — 18,543,897 3,690,146 22,234,043
Wireless Telecommunication Services ......................... — 57,792,746 13,148,459 70,941,205
Investment Companies .................................... 97,507,450 — — 97,507,450
Preferred Stocks ......................................... — — 1,534,592 1,534,592
Warrants .............................................. 23,523 — — 23,523
Short-Term Securities ....................................... 305,063,767 — — 305,063,767
Subtotal ....................................................
$ 404,246,007 $ 3,329,862,913 $ 142,881,041 $ 3,876,989,961
Investments Valued at NAV
(a)
...................................... 48,665,641
$ —
Total Investments .............................................. $ 3,925,655,602
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 2,651,255 $ — $ 2,651,255
Liabilities:
Foreign currency exchange contracts ............................ — (584,617) — (584,617)
$ — $ 2,066,638 $ — $ 2,066,638
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Total
Investments:
Assets:
Opening balance, as of August 31, 2020 .................................................. $ 494,834 $ 1,913,450 $ 73,986,503 $ — $ 76,394,787
Transfers into level 3 .............................................................. — — 2,971,070 — 2,971,070
Transfers out of level 3 ............................................................. — — (18,931,443) — (18,931,443)
Accrued discounts/premiums .......................................................... — 34,831 100,207 — 135,038
Net realized loss .................................................................. — (114,947) (110,513) — (225,460)
Net change in unrealized appreciation (depreciation)
(a)
......................................... (434,060) 939,101 1,704,881 70,472 2,280,394
Purchases ...................................................................... — 98,254 112,410,215 1,464,120 113,972,589
Sales ......................................................................... — (112,178) (33,603,756) — (33,715,934)
Closing balance, as of May 31, 2021 .....................................................
$ 60,774 $ 2,758,511 $ 138,527,164 $ 1,534,592 $ 142,881,041
Net change in unrealized appreciation (depreciation) on investments still held a t May 31, 2021
(a)
..............
$ (434,060) $ 807,727 $ 1,427,893 $ 70,472 $ 1,872,032
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.